UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7899
                                   811-7885

Name of Fund: Merrill Lynch Aggregate Bond Index Fund of Merrill Lynch Index
              Funds, Inc. and Master Aggregate Bond Index Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Aggregate Bond Index Fund of Merrill Lynch Index Funds, Inc. and Master Aggregate Bond Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 01/01/05 - 03/31/05

Item 1 - Schedule of Investments

Merrill Lynch Aggregate Bond Index Fund

Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                   Beneficial
                     Interest     Mutual Funds                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
                $ 178,324,891     Master Aggregate Bond Index Series                                                  $ 355,509,701
-----------------------------------------------------------------------------------------------------------------------------------
                                  Total Mutual Funds (Cost - $349,047,575) - 100.1%                                     355,509,701
-----------------------------------------------------------------------------------------------------------------------------------
                                  Total Investments (Cost - $349,047,575) - 100.1%                                      355,509,701

                                  Liabilities in Excess of Other Assets - (0.1%)                                           (513,088)
                                                                                                                      -------------
                                  Net Assets - 100.0%                                                                 $ 354,996,613
                                                                                                                      =============

Master Aggregate Bond Index Series

Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                                          Face    Interest         Maturity
                        Issue                                           Amount      Rate           Date(s)                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Government & Agency     City of Dallas, Texas                    $   1,040,000      5.25 %        2/15/2024            $  1,027,312
Obligations - 35.6%
                        -----------------------------------------------------------------------------------------------------------
                        Fannie Mae                                  15,790,000      5.25           6/15/2006             16,052,998
                                                                    32,705,000     2.625         11/15/2006 (g)          32,053,418
                                                                    31,835,000      5.75           2/15/2008             33,161,373
                                                                    11,260,000      2.50         6/15/2008 (g)           10,678,398
                                                                    22,740,000     6.625           9/15/2009             24,705,486
                                                                    29,055,000      6.00           5/15/2011             31,106,690
                                                                     3,970,000     4.376         3/15/2013 (g)            3,867,669
                                                                     2,865,000     4.625         10/15/2014 (g)           2,804,769
                                                                     1,340,000      7.25           5/15/2030              1,727,192
                        -----------------------------------------------------------------------------------------------------------
                        Freddie Mac                                  1,245,000      7.18           6/27/2006              1,296,233
                                                                    13,340,000     4.875           3/15/2007             13,564,739
                                                                     2,000,000      5.75           4/15/2008              2,087,634
                                                                     8,750,000     4.875           11/15/2013             8,786,908
                                                                     8,655,000      6.75           9/15/2029             10,499,424
                                                                     1,845,000      6.25           7/15/2032              2,125,580
                        -----------------------------------------------------------------------------------------------------------
                        Tennessee Valley Authority Series E          1,390,000      6.25           12/15/2017             1,553,671
                        -----------------------------------------------------------------------------------------------------------
                        U.S. Treasury Bonds                         14,665,000      8.75           5/15/2017             20,151,206
                                                                     8,505,000      8.50           2/15/2020             11,834,240
                                                                     6,080,000     8.125           8/15/2021              8,325,800
                                                                     7,675,000      6.25           8/15/2023              8,936,279
                                                                     3,320,000     6.375           8/15/2027              3,988,797
                        -----------------------------------------------------------------------------------------------------------
                        U.S. Treasury Notes                         23,260,000      5.75           11/15/2005            23,613,436
                                                                     3,025,000     2.625           11/15/2006             2,973,599
                                                                     7,645,000      3.00           11/15/2007             7,478,958
                                                                     3,070,000     3.625           1/15/2010              2,996,489
                                                                     6,390,000      4.00           11/15/2012             6,238,237
                                                                       745,000     3.625           5/15/2013                707,110
                        -----------------------------------------------------------------------------------------------------------
                                                               Total Government & Agency Obligations
                                                               (Cost - $293,295,958) - 35.6%                            294,343,645
-----------------------------------------------------------------------------------------------------------------------------------
Government Agency       Fannie Mae Guaranteed Pass-Through             696,819      5.50     6/01/2011 - 2/01/2019          274,370
Mortgage-Backed         Certificates                                   902,215      6.00     2/01/2013 - 6/01/2015          932,484
Obligations* - 36.4%                                                   638,182      6.50     1/01/2013 - 5/01/2016          666,729
                                                                     1,341,495      6.50     12/01/2025 - 1/01/2030       1,397,342
                                                                       441,897      7.00     4/01/2027 - 3/01/2031          466,726
                                                                       333,340      7.50     10/01/2027 - 5/01/2032         357,121
                                                                        15,004      8.00           9/01/2015                 15,872
                                                                       334,913      8.00     11/01/2029 - 9/01/2031         360,580
                                                                        30,514      8.50     5/01/2030 - 1/01/2031           33,205
                                                                        67,840      9.50           7/01/2017                 74,945
                                                                        34,044     10.00     10/01/2018 - 5/01/2022          38,004

Master Aggregate Bond Index Series

Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                                          Face    Interest         Maturity
                        Issue                                           Amount      Rate           Date(s)                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 $      14,697     10.50 %        12/01/2016           $     16,016
                        -----------------------------------------------------------------------------------------------------------
                        Freddie Mac Mortgage Participation           8,107,000      4.00         4/01/2020 (f)            7,754,848
                        Certificates                                31,216,105      4.50    2/01/2011 - 6/15/2020 (f)    30,649,169
                                                                     2,752,218      4.50    4/01/2034 - 2/01/2035         2,614,919
                                                                    26,629,103      5.00    11/01/2017 - 4/15/2020 (f)   27,106,842
                                                                    49,846,866      5.00    4/01/2034 - 4/15/2035 (f)    48,802,426
                                                                     8,199,656      5.50    12/01/2016 - 3/01/2019        8,376,563
                                                                    74,401,000      5.50    4/15/2035 - 5/15/2035 (f)    74,579,300
                                                                     4,322,052      6.00    4/01/2016 - 10/01/2017        4,466,156
                                                                    34,921,836      6.00    6/01/2033 - 9/01/2034        35,752,714
                                                                       829,814      6.50    4/01/2015 - 5/01/2017           868,059
                                                                    14,824,623      6.50    1/01/2026 - 9/01/2032        15,409,642
                                                                       566,500      7.00    1/01/2011 - 7/01/2017           595,228
                                                                     4,830,492      7.00    1/01/2020 - 11/01/2032        5,092,271
                                                                       196,488      7.50    5/01/2007 - 4/01/2016           206,220
                                                                     1,062,890      7.50    1/01/2023 - 9/01/2032         1,139,628
                                                                       485,008      8.00    11/01/2024 - 3/01/2032          522,413
                                                                        63,781      8.50    5/01/2028 - 8/01/2030            69,555
                                                                        15,570      9.00           9/01/2014                 16,644
                                                                       201,834      9.50           2/01/2019                221,456
                                                                        57,876     10.00    3/01/2010 - 9/01/2017            62,195
                                                                        46,824     10.50           4/01/2016                 50,495
                                                                        13,924     11.00    9/01/2016 - 3/01/2018            15,279
                                                                         6,623     11.50           8/01/2015                  7,286
                                                                        29,234     12.50           2/01/2014                 32,665
                        -----------------------------------------------------------------------------------------------------------
                        Ginnie Mae MBS Certificates                  4,520,000      4.50         4/15/2035 (f)            4,323,660
                                                                     7,000,000      5.00    3/15/2035                     6,912,123
                                                                     9,617,927      5.50    8/15/2033 - 10/15/2033        9,716,618
                                                                     4,079,737      6.00    4/20/2026 - 9/15/2034         4,195,818
                                                                        67,763      6.50    2/15/2014 - 5/15/2014            71,124
                                                                     3,236,926      6.50    4/15/2026 - 12/15/2032        3,397,548
                                                                        30,614      7.00           4/15/2013                 32,376
                                                                     1,789,778      7.00    7/15/2027 - 10/15/2031        1,893,915
                                                                       776,477      7.50    3/15/2024 - 3/15/2032           833,718
                                                                       380,881      8.00    12/15/2022 - 6/15/2031          410,866
                                                                       115,557      8.50    11/15/2017 - 3/15/2031          126,020
                                                                       125,413      9.00    4/15/2018 - 11/15/2024          137,581
                                                                         9,597      9.50           9/15/2021                 10,704
                        -----------------------------------------------------------------------------------------------------------
                                                               Total Government Agency Mortgage-Backed
                                                               Obligations (Cost - $302,645,269) - 36.4%                301,107,438
                        -----------------------------------------------------------------------------------------------------------

Master Aggregate Bond Index Series

Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                           Face
                                         Amount   Non-Government Agency Mortgage-Backed Securities*                          Value
----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage-Backed         $ 19,130,041   CS First Boston Mortgage Securities Corp. Series 2004-FL1A Class A,
Securities - 13.2%                                3.174% due 5/15/2014 (a)(c)                                         $ 19,140,438
                                     15,000,000   Commercial Mortgage Pass-Through Certificates Series 2005-F10A
                                                  Class A1, 2.95% due 4/15/2017 (c)                                     15,000,000
                                     20,000,000   Greenwich Capital Commercial Funding Corp. Series 2004-FL2A Class
                                                  A2, 3.07% due 11/05/2019 (c)                                          19,996,818
                                     20,000,000   JPMorgan Chase Commercial Mortgage Securities Corp. Series
                                                  2004-FL1A Class A2, 3.15% due 4/16/2019 (c)                           20,024,164
                                     20,000,000   Lehman Brothers Floating Rate Commercial Mortgage Trust Series
                                                  2004-LLFA Class A2, 3.124% due 10/15/2017 (a)(c)                      20,015,038
                                     15,000,000   Wachovia Bank Commercial Mortgage Trust Series 2004-WL4A Class A2,
                                                  3.124% due 10/15/2015 (a)(c)                                          15,014,636
----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Non-Government Agency Mortgage-Backed Securities
                                                  (Cost - $109,130,040) - 13.2%                                        109,191,094
----------------------------------------------------------------------------------------------------------------------------------
Industry+                                                       Fixed Income Securities
----------------------------------------------------------------------------------------------------------------------------------
Banking - 2.7%                          525,000   BB&T Corp., 6.50% due 8/01/2011                                          572,905
                                                  Bank One Corp.:
                                        430,000       6.875% due 8/01/2006                                                 445,909
                                        295,000       5.90% due 11/15/2011                                                 309,557
                                        378,000       8% due 4/29/2027                                                     477,933
                                                  Bank of America Corp.:
                                      1,900,000       5.875% due 2/15/2009                                               1,986,051
                                        113,000       6.60% due 5/15/2010                                                  121,919
                                        410,000       4.875% due 9/15/2012                                                 409,179
                                        350,000       4.875% due 1/15/2013                                                 347,400
                                        365,000   The Bank of New York Co., Inc., 5.20% due 7/01/2007                      372,150
                                         90,000   Citicorp, 6.375% due 11/15/2008                                           95,756
                                        665,000   Comerica, Inc., 4.80% due 5/01/2015                                      637,526
                                        430,000   Compass Bank, 5.50% due 4/01/2020                                        429,153
                                        460,000   Deutsche Bank Financial, Inc., 7.50% due 4/25/2009                       507,262
                                        300,000   Export-Import Bank of Korea, 5.125% due 3/16/2015                        292,669
                                        300,000   FirstBank Puerto Rico, 7.625% due 12/20/2005                             303,704
                                        700,000   FleetBoston Financial Corp., 4.20% due 11/30/2007                        697,073
                                        230,000   Golden West Financial Corp., 4.75% due 10/01/2012                        227,801
                                        250,000   HSBC Bank USA NA, 5.875% due 11/01/2034                                  251,646
                                        485,000   Key Bank National Association, 5% due 7/17/2007                          495,390
                                        600,000   KfW - Kreditanstalt fuer Wiederaufbau, 4.125% due 10/15/2014             573,738
                                        395,000   M&I Marshall & Ilsley Bank, 4.125% due 9/04/2007                         394,033
                                        500,000   M&T Bank Corp., 3.85% due 4/01/2013 (a)(c)                               487,378

Master Aggregate Bond Index Series

Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                       Face
Industry+                             Amount                     Fixed Income Securities                                     Value
----------------------------------------------------------------------------------------------------------------------------------
                                                  MBNA America Bank NA:
                                   $     25,000        7.75% due 9/15/2005                                            $     25,439
                                        110,000        6.50% due 6/20/2006                                                 113,062
                                        225,000        7.125% due 11/15/2012                                               250,625
                                        500,000   Mellon Funding Corp., 5% due 12/01/2014                                  495,936
                                        295,000   National City Bank of Indiana, 4% due 9/28/2007                          292,896
                                        500,000   PNC Funding Corp., 4.20% due 3/10/2008                                   497,092
                                        200,000   Popular North America, Inc., 4.70% due 6/30/2009                         199,512
                                        350,000   Regions Financial Corp., 6.375% due 5/15/2012                            377,560
                                      1,065,000   Royal Bank of Scotland Group Plc, 5.05% due 1/08/2015                  1,056,872
                                        450,000   Sovereign Bank, 5.125% due 3/15/2013                                     444,474
                                        400,000   Synovus Financial Corp., 4.875% due 2/15/2013                            392,757
                                        485,000   US Bancorp, 5.10% due 7/15/2007                                          494,594
                                        500,000   US Bank NA, 6.30% due 2/04/2014                                          541,910
                                        400,000   UnionBanCal Corp., 5.25% due 12/16/2013                                  398,038
                                        525,000   Wachovia Bank NA., 4.85% due 7/30/2007                                   533,994
                                                  Wachovia Corp.:
                                        195,000       5.625% due 12/15/2008                                                203,035
                                      1,770,000       3.625% due 2/17/2009                                               1,713,029
                                        275,000   Washington Mutual Bank FA, 5.125% due 1/15/2015                          267,828
                                        145,000   Washington Mutual Financial Corp., 6.875% due 5/15/2011                  160,139
                                                  Washington Mutual, Inc.:
                                        600,000       7.50% due 8/15/2006                                                  625,335
                                        435,000       4.20% due 1/15/2010                                                  423,319
                                         90,000       8.25% due 4/01/2010                                                  102,094
                                                  Wells Fargo & Co.:
                                        400,000       5.125% due 2/15/2007                                                 407,105
                                      1,200,000       3.125% due 4/01/2009                                               1,138,643
                                        450,000   Wells Fargo Bank NA, 6.45% due 2/01/2011                                 488,498
                                        350,000   Westpac Banking Corp., 4.625% due 6/01/2018                              320,644
                                                                                                                      ------------
                                                                                                                        22,400,562
----------------------------------------------------------------------------------------------------------------------------------
Financial Services -                    400,000   AXA Financial, Inc., 7.75% due 8/01/2010                                 452,315
3.8%                                    330,000   Ace INA Holdings, Inc., 8.30% due 8/15/2006                              346,693
                                                  The Allstate Corp.:
                                        250,000       5.375% due 12/01/2006                                                254,392
                                        350,000       5% due 8/15/2014                                                     343,415
                                        295,000   American Express Co., 6.875% due 11/01/2005                              300,387
                                        325,000   American General Corp., 7.50% due 7/15/2025                              398,663
                                        235,000   American General Finance Corp., 5.875% due 7/14/2006                     240,236
                                        215,000   AvalonBay Communities, Inc., 6.625% due 9/15/2011                        233,105

Master Aggregate Bond Index Series

Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                       Face
Industry+                             Amount                    Fixed Income Securities                                      Value
----------------------------------------------------------------------------------------------------------------------------------
                                                  The Bear Stearns Cos., Inc.:
                                   $    250,000       6.875% due 10/01/2005                                           $    254,085
                                      1,100,000       3.25% due 3/25/2009                                                1,043,657
                                        525,000       4.65% due 7/02/2018                                                  483,812
                                        450,000   Berkshire Hathaway Finance Corp., 4.125% due 1/15/2010 (a)               439,029
                                                  CIT Group, Inc.:
                                        500,000       4.125% due 11/03/2009                                                485,198
                                        300,000       5% due 2/13/2014                                                     294,833
                                                  Capital One Bank:
                                        570,000       6.875% due 2/01/2006                                                 583,563
                                        600,000       4.875% due 5/15/2008                                                 604,313
                                                  CitiFinancial:
                                        500,000       6.75% due 7/01/2007                                                  526,768
                                        450,000       10% due 5/15/2009                                                    538,721
                                                  Citigroup, Inc.:
                                        600,000       5.75% due 5/10/2006                                                  611,452
                                        125,000       6.50% due 1/18/2011                                                  135,796
                                        666,000       5% due 9/15/2014                                                     653,863
                                        740,000       6.625% due 6/15/2032                                                 825,128
                                        175,000       6% due 10/31/2033                                                    180,095
                                        200,000       5.85% due 12/11/2034                                                 203,673
                                        740,000   Countrywide Home Loans, Inc., 5.625% due 7/15/2009                       756,585
                                                  Credit Suisse First Boston USA, Inc.:
                                      1,000,000       5.875% due 8/01/2006                                               1,023,981
                                        775,000       5.75% due 4/15/2007                                                  797,445
                                        800,000       6.50% due 1/15/2012                                                  865,624
                                        530,000   Developers Diversified Realty Corp., 6.625% due 1/15/2008                554,668
                                        750,000   Duke Realty LP, 5.25% due 1/15/2010                                      758,364
                                                  EOP Operating LP:
                                        200,000       6.75% due 2/15/2012                                                  216,952
                                        145,000       7.25% due 6/15/2028                                                  160,899
                                         25,000       7.50% due 4/19/2029                                                   28,553
                                                  Goldman Sachs Group, Inc.:
                                         70,000       4.125% due 1/15/2008                                                  69,410
                                      1,000,000       3.875% due 1/15/2009                                                 973,870
                                      1,625,000       6.60% due 1/15/2012                                                1,758,481
                                        400,000       5.25% due 4/01/2013                                                  399,220
                                        405,000       6.125% due 2/15/2033                                                 415,175

Master Aggregate Bond Index Series

Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                       Face
Industry+                             Amount                  Fixed Income Securities                                        Value
----------------------------------------------------------------------------------------------------------------------------------
                                   $    300,000   Hartford Life, Inc., 7.375% due 3/01/2031                           $    359,708
                                        200,000   Infinity Property & Casualty Corp. Series B, 5.50% due 2/18/2014         193,851
                                        650,000   International Lease Finance Corp., 4.375% due 12/15/2005                 652,503
                                                  JPMorgan Chase & Co.:
                                        200,000       5.625% due 8/15/2006                                                 204,126
                                        400,000       3.50% due 3/15/2009                                                  383,922
                                      1,445,000       6.625% due 3/15/2012                                               1,579,821
                                        400,000       5.125% due 9/15/2014                                                 393,672
                                        275,000   John Hancock Financial Services, Inc., 5.625% due 12/01/2008             284,960
                                                  Lehman Brothers Holdings, Inc.:
                                        450,000       6.25% due 5/15/2006                                                  460,771
                                        600,000       7% due 2/01/2008                                                     640,214
                                        245,000       7.875% due 8/15/2010                                                 279,029
                                        725,000       6.625% due 1/18/2012                                                 792,192
                                        275,000   Liberty Property, LP, 7.25% due 3/15/2011                                302,200
                                        175,000   Marsh & McLennan Cos., Inc., 6.25% due 3/15/2012                         182,889
                                        150,000   Metlife, Inc., 6.125% due 12/01/2011                                     159,840
                                                  Morgan Stanley:
                                      1,060,000       5.80% due 4/01/2007                                                1,089,769
                                        845,000       6.60% due 4/01/2012                                                  922,381
                                      1,250,000       4.75% due 4/01/2014                                                1,190,149
                                        145,000   New York Life Insurance Co., 5.875% due 5/15/2033 (a)                    150,684
                                        425,000   The Progressive Corp., 6.25% due 12/01/2032                              454,413
                                      1,000,000   SLM Corp., 5.375% due 5/15/2014                                        1,011,714
                                        150,000   SunAmerica, Inc., 5.60% due 7/31/2097                                    142,491
                                        500,000   Travelers Property Casualty Corp., 6.375% due 3/15/2033                  515,910
                                        240,000   Westfield Capital Corp. Ltd.., 5.125% due 11/15/2014 (a)                 236,394
                                                                                                                      ------------
                                                                                                                        31,796,022
----------------------------------------------------------------------------------------------------------------------------------
Financial Services -                              HSBC Finance Corp.:
Consumer - 0.4%                       1,315,000       5.875% due 2/01/2009                                               1,368,339
                                        750,000       7% due 5/15/2012                                                     836,045
                                        350,000       4.75% due 7/15/2013                                                  340,746
                                        500,000   Monumental Global Funding II, 4.375% due 7/30/2009 (a)                   491,390
                                         60,000   Western & Southern Financial Group, Inc., 5.75% due 7/15/2033 (a)         59,415
                                                                                                                      ------------
                                                                                                                         3,095,935
----------------------------------------------------------------------------------------------------------------------------------
Foreign Government                    1,990,000   Canada Government International Bond, 5.25% due 11/05/2008             2,058,366
Obligations - 2.2%                      350,000   Chile Government International Bond, 5.50% due 1/15/2013                 357,735
                                        500,000   China Government International Bond, 7.30% due 12/15/2008                547,598
                                      1,120,000   Finland Government International Bond, 5.875% due 2/27/2006            1,143,057

Master Aggregate Bond Index Series

Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                       Face
Industry+                             Amount                  Fixed Income Securities                                        Value
----------------------------------------------------------------------------------------------------------------------------------
                                                  Italy Government International Bond:
                                   $    900,000       5.25% due 4/05/2006                                             $    914,734
                                      1,050,000       4.375% due 10/25/2006                                              1,055,497
                                        450,000       6% due 2/22/2011                                                     482,207
                                        370,000       4.50% due 1/21/2015                                                  360,367
                                      1,050,000       6.875% due 9/27/2023                                               1,248,017
                                                  Mexico Government International Bond:
                                      1,520,000       9.875% due 2/01/2010                                               1,808,800
                                      2,125,000       6.375% due 1/16/2013                                               2,204,688
                                        500,000       6.75% due 9/27/2034                                                  488,000
                                        445,000   Province of British Columbia, 4.625% due 10/03/2006                      450,420
                                      1,120,000   Province of Manitoba Canada, 5.50% due 10/01/2008                      1,160,319
                                      3,000,000   Province of Ontario, 6% due 2/21/2006                                  3,058,071
                                        625,000   Province of Quebec, 7.50% due 9/15/2029                                  805,406
                                                                                                                      ------------
                                                                                                                        18,143,282
----------------------------------------------------------------------------------------------------------------------------------
Industrial - Consumer                             Albertson's, Inc.:
Goods - 1.3%                             60,000       7.50% due 2/15/2011                                                   66,502
                                        125,000       7.45% due 8/01/2029                                                  138,413
                                                  Anheuser-Busch Cos., Inc.:
                                        135,000       4.625% due 2/01/2015                                                 130,896
                                        160,000       5.95% due 1/15/2033                                                  170,888
                                        140,000       6% due 11/01/2041                                                    148,894
                                        600,000   Campbell Soup Co., 4.875% due 10/01/2013                                 592,819
                                        490,000   Clorox Co., 4.20% due 1/15/2010 (a)                                      481,619
                                        470,000   Coca-Cola Enterprises, Inc., 6.75% due 9/15/2028                         540,056
                                                  ConAgra Foods, Inc.:
                                        200,000       7% due 10/01/2028                                                    232,281
                                        370,000       8.25% due 9/15/2030                                                  490,998
                                        140,000   Diageo Capital Plc, 3.50% due 11/19/2007                                 137,440
                                        815,000   Fortune Brands, Inc., 2.875% due 12/01/2006                              800,116
                                        200,000   Johnson & Johnson, 4.95% due 5/15/2033                                   188,149
                                      1,232,000   Kellogg Co. Series B, 6% due 4/01/2006                                 1,253,984
                                        294,000   Kimberly-Clark Corp., 7.10% due 8/01/2007                                313,389
                                                  Kraft Foods, Inc.:
                                        225,000       4.625% due 11/01/2006                                                226,474
                                        260,000       5.625% due 11/01/2011                                                269,778
                                                  The Kroger Co.:
                                        160,000       7.625% due 9/15/2006                                                 167,165
                                        250,000       7.50% due 4/01/2031                                                  285,653
                                         85,000       Series B, 7.70% due 6/01/2029                                         98,951

Master Aggregate Bond Index Series

Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                       Face
Industry+                             Amount                  Fixed Income Securities                                        Value
----------------------------------------------------------------------------------------------------------------------------------
                                   $    500,000   Miller Brewing Co., 5.50% due 8/15/2013 (a)                         $    508,337
                                        155,000   Pepsi Bottling Group, Inc. Series B, 7% due 3/01/2029                    185,240
                                         92,000   Pepsi Bottling Holdings, Inc., 5.625% due 2/17/2009 (a)                   95,752
                                        180,000   Procter & Gamble Co., 4.95% due 8/15/2014                                179,007
                                        300,000   Safeway, Inc., 6.15% due 3/01/2006                                       305,343
                                        290,000   Sappi Papier Holding AG, 6.75% due 6/15/2012 (a)                         314,564
                                        520,000   Sara Lee Corp., 6.25% due 9/15/2011                                      556,523
                                                  Sealed Air Corp. (a):
                                        200,000       5.375% due 4/15/2008                                                 203,366
                                        135,000       6.95% due 5/15/2009                                                  143,736
                                        700,000   Staples, Inc., 7.125% due 8/15/2007                                      744,104
                                        390,000   Supervalu, Inc., 7.50% due 5/15/2012                                     447,422
                                        350,000   Yum! Brands, Inc., 7.65% due 5/15/2008                                   380,674
                                                                                                                      ------------
                                                                                                                        10,798,533
----------------------------------------------------------------------------------------------------------------------------------
Industrial - Energy - 1.4%              500,000   American Electric Power Co., Inc., 5.25% due 6/01/2015                   495,467
                                                  Anadarko Finance Co. Series B:
                                        390,000       6.75% due 5/01/2011                                                  429,271
                                         60,000       7.50% due 5/01/2031                                                   73,621
                                        190,000   Apache Corp., 7.625% due 7/01/2019                                       231,603
                                        390,000   Atlantic Richfield Co., 5.90% due 4/15/2009                              410,490
                                        150,000   Atmos Energy Corp., 5.125% due 1/15/2013                                 148,841
                                        610,000   Carolina Power & Light Co., 5.95% due 3/01/2009                          636,755
                                        330,000   Chevron Phillips Chemical Co. LLC, 5.375% due 6/15/2007                  336,173
                                                  ChevronTexaco Capital Company:
                                        425,000       3.50% due 9/17/2007                                                  418,323
                                        165,000       3.375% due 2/15/2008                                                 161,163
                                        125,000   Colonial Pipeline Co., 7.63% due 4/15/2032 (a)                           162,321
                                        420,000   ConocoPhillips, 4.75% due 10/15/2012                                     417,312
                                        505,000   Conoco Phillips Holding Co., 6.95% due 4/15/2029                         601,973
                                         75,000   Consolidated Natural Gas Co. Series C, 6.25% due 11/01/2011               80,340
                                                  Duke Energy Corp.:
                                        400,000       3.75% due 3/05/2008                                                  392,398
                                      1,150,000       6.25% due 1/15/2012                                                1,223,793
                                        300,000   Halliburton Co., 3.45% due 1/26/2007 (a)(c)                              300,001
                                        250,000   KeySpan Corp., 5.803% due 4/01/2035                                      253,823
                                        600,000   Kinder Morgan Energy Partners LP, 6.75% due 3/15/2011                    650,936
                                        475,000   Kinder Morgan, Inc., 6.50% due 9/01/2012                                 510,057
                                        125,000   Marathon Oil Corp., 6.80% due 3/15/2032                                  139,172
                                        350,000   Motiva Enterprises LLC, 5.20% due 9/15/2012 (a)                          354,467
                                        100,000   Murphy Oil Corp., 6.375% due 5/01/2012                                   108,632

Master Aggregate Bond Index Series

Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                       Face
Industry+                             Amount                  Fixed Income Securities                                        Value
----------------------------------------------------------------------------------------------------------------------------------
                                   $    225,000   Nabors Industries, Inc., 5.375% due 8/15/2012                       $    231,890
                                        480,000   Nisource Finance Corp., 7.625% due 11/15/2005                            491,027
                                        745,000   Ocean Energy, Inc., 7.25% due 10/01/2011                                 832,717
                                        250,000   Pacific Gas & Electric Co., 4.20% due 3/01/2011                          240,874
                                        500,000   Panhandle Eastern Pipe Line Series B, 2.75% due 3/15/2007                484,118
                                        200,000   Transocean, Inc., 7.50% due 4/15/2031                                    246,945
                                                  Valero Energy Corp.:
                                        300,000       6.875% due 4/15/2012                                                 332,991
                                        250,000       7.50% due 4/15/2032                                                  301,382
                                        175,000   XTO Energy, Inc., 4.90% due 2/01/2014                                    170,586
                                                                                                                      ------------
                                                                                                                        11,869,462
----------------------------------------------------------------------------------------------------------------------------------
Industrial -                            170,000   Albemarle Corp., 5.10% due 2/01/2015                                     165,125
Manufacturing - 3.0%                    340,000   Alcan, Inc., 6.45% due 3/15/2011                                         370,962
                                        150,000   Alcoa, Inc., 6% due 1/15/2012                                            159,909
                                        225,000   Altria Group Inc., 7% due 11/04/2013                                     241,433
                                        320,000   Baxter International, Inc., 4.625% due 3/15/2015                         302,514
                                        360,000   Black & Decker Corp., 4.75% due 11/01/2014                               346,576
                                                  Caterpillar Financial Services Corp.:
                                        265,000       4.875% due 6/15/2007                                                 268,213
                                        300,000       4.60% due 1/15/2014                                                  291,440
                                        390,000   Centex Corp., 7.875% due 2/01/2011                                       440,769
                                        250,000   Cooper Industries, Inc., 5.50% due 11/01/2009                            257,822
                                                  DaimlerChrysler NA Holding Corp.:
                                        930,000       6.40% due 5/15/2006                                                  949,762
                                        280,000       7.30% due 1/15/2012                                                  305,298
                                        600,000       8.50% due 1/18/2031                                                  723,992
                                        720,000   Deere & Co., 7.85% due 5/15/2010                                         819,882
                                        135,000   Emerson Electric Co., 7.875% due 6/01/2005                               135,980
                                      1,605,000   Ford Motor Co., 7.45% due 7/16/2031                                    1,451,859
                                                  Ford Motor Credit Co.:
                                        650,000       6.50% due 1/25/2007                                                  656,593
                                        325,000       4.94% due 1/15/2008                                                  311,701
                                        400,000       7.375% due 10/28/2009                                                401,748
                                        300,000       7% due 10/01/2013                                                    290,614
                                                  General Electric Capital Corp.:
                                        200,000       5.375% due 3/15/2007                                                 204,324
                                      1,905,000       6.75% due 3/15/2032                                                2,198,985
                                        325,000   General Electric Co., 5% due 2/01/2013                                   324,528

Master Aggregate Bond Index Series

Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                       Face
Industry+                             Amount                  Fixed Income Securities                                        Value
----------------------------------------------------------------------------------------------------------------------------------
                                                  General Motors Acceptance Corp.:
                                   $    500,000       6.125% due 9/15/2006                                            $    497,694
                                        330,000       5.125% due 5/09/2008                                                 305,536
                                        472,000       7.75% due 1/19/2010                                                  453,354
                                        485,000       7% due 2/01/2012                                                     438,109
                                      1,653,000       8% due 11/01/2031                                                  1,439,503
                                        400,000   Goodrich Corp., 7.625% due 12/15/2012                                    464,108
                                        355,000   Hanson Australia Funding Ltd., 5.25% due 3/15/2013                       353,940
                                        150,000   Harley-Davidson, Inc., 3.625% due 12/15/2008 (a)                         146,383
                                        515,000   Honeywell International, Inc., 6.125% due 11/01/2011                     549,854
                                                  International Business Machines Corp.:
                                        395,000       6.45% due 8/01/2007                                                  413,189
                                        200,000       4.75% due 11/29/2012                                                 199,187
                                        450,000       5.875% due 11/29/2032                                                469,208
                                        300,000   International Paper Co., 5.30% due 4/01/2015                             299,078
                                        400,000   Johnson Controls, Inc., 4.875% due 9/15/2013                             396,578
                                        115,083   Kern River Funding Corp., 4.893% due 4/30/2018 (a)                       114,730
                                        125,000   Lear Corp., 5.75% due 8/01/2014 (a)                                      120,195
                                        200,000   Lennar Corp., 5.95% due 3/01/2013                                        205,747
                                        450,000   Lockheed Martin Corp., 8.50% due 12/01/2029                              609,740
                                        150,000   Lubrizol Corp., 6.50% due 10/01/2034                                     156,684
                                        100,000   MDC Holdings, Inc., 5.50% due 5/15/2013                                   98,709
                                         45,000   Masco Corp., 6.50% due 8/15/2032                                          48,511
                                        250,000   Newell Rubbermaid, Inc., 4.625% due 12/15/2009                           246,822
                                        390,000   Nissan Motor Acceptance Corp., 4.625% due 3/08/2010 (a)                  384,506
                                        385,000   Pitney Bowes, Inc., 4.75% due 5/15/2018                                  366,899
                                        110,000   Pulte Homes, Inc., 7.875% due 8/01/2011                                  123,176
                                                  Raytheon Co.:
                                         21,000       6.15% due 11/01/2008                                                  21,970
                                        350,000       6.75% due 3/15/2018                                                  387,112
                                        150,000   Rockwell Collins, Inc., 4.75% due 12/01/2013                             147,692
                                         75,000   The Stanley Works, 4.90% due 11/01/2012                                   75,326
                                        275,000   TTX Co., 4.90% due 3/01/2015 (a)                                         268,641
                                        270,000   Textron Financial Corp., 2.75% due 6/01/2006                             264,302
                                        325,000   Toll Brothers Finance Corp., 6.875% due 11/15/2012                       346,912
                                        430,000   Toyota Motor Credit Corp., 4.25% due 3/15/2010                           423,985
                                                  Tyco International Group SA:
                                        300,000       6.125% due 1/15/2009                                                 314,887
                                        600,000       6% due 11/15/2013                                                    629,967

Master Aggregate Bond Index Series

Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                       Face
Industry+                             Amount                  Fixed Income Securities                                        Value
----------------------------------------------------------------------------------------------------------------------------------
                                                  Weyerhaeuser Co.:
                                   $    442,000       5.95% due 11/01/2008                                            $    460,841
                                        250,000       6.75% due 3/15/2012                                                  274,584
                                        275,000       7.375% due 3/15/2032                                                 321,504
                                        250,000   Yara International ASA, 5.25% due 12/15/2014 (a)                         246,696
                                                                                                                      ------------
                                                                                                                        24,705,888
----------------------------------------------------------------------------------------------------------------------------------
Industrial - Other - 1.8%               441,000   Abbott Laboratories, 5.625% due 7/01/2006                                449,203
                                        275,000   Amgen, Inc., 4% due 11/18/2009 (a)                                       267,857
                                        285,000   Archer-Daniels-Midland Co., 5.935% due 10/01/2032                        299,549
                                        560,000   AstraZeneca Plc, 5.40% due 6/01/2014                                     576,421
                                        200,000   BRE Properties, 5.95% due 3/15/2007                                      205,748
                                        360,000   Barrick Gold Finance, Inc., 4.875% due 11/15/2014                        348,998
                                        125,000   Boston Scientific Corp., 5.45% due 6/15/2014                             127,434
                                        830,000   Burlington Northern Santa Fe Corp., 6.75% due 7/15/2011                  910,955
                                        490,000   CSX Corp., 6.75% due 3/15/2011                                           534,744
                                        400,000   Centerpoint Properties Trust, 4.75% due 8/01/2010                        394,056
                                                  Continental Airlines, Inc.:
                                        540,000       Series 2002-1, 6.563% due 8/15/2013                                  566,785
                                        232,079       Series 2003-RJ, 7.875% due 7/02/2018                                 217,665
                                        480,000   The Dow Chemical Co., 5.75% due 11/15/2009                               500,650
                                        290,000   Eli Lilly & Co., 7.125% due 6/01/2025                                    350,288
                                        540,000   General Dynamics Corp., 3% due 5/15/2008                                 518,344
                                        400,000   HRPT Properties Trust, 5.75% due 2/15/2014                               408,374
                                        500,000   Harris Corp., 6.35% due 2/01/2028                                        523,847
                                        150,000   Inversiones CMPC SA, 4.875% due 6/18/2013 (a)                            143,903
                                      1,800,000   J Paul Getty Trust Series 2003, 5.875% due 10/01/2033                  1,876,613
                                        235,000   New Plan Excel Realty Trust, 5.875% due 6/15/2007                        242,083
                                                  Norfolk Southern Corp.:
                                        675,000       6.75% due 2/15/2011                                                  739,830
                                        220,000       7.25% due 2/15/2031                                                  263,824
                                        587,000   Northrop Grumman Corp., 7.125% due 2/15/2011                             654,614
                                                  Pfizer, Inc.:
                                        420,000       5.625% due 2/01/2006                                                 426,170
                                        500,000       4.50% due 2/15/2014                                                  484,687
                                                  Praxair, Inc.:
                                        235,000       6.50% due 3/01/2008                                                  246,827
                                         70,000       3.95% due 6/01/2013                                                   64,613
                                        200,000   Rock-Tenn Co., 5.625% due 3/15/2013                                      198,509

Master Aggregate Bond Index Series

Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                       Face
Industry+                             Amount                  Fixed Income Securities                                        Value
----------------------------------------------------------------------------------------------------------------------------------
                                                  Rohm & Haas Co.:
                                   $     44,000       7.40% due 7/15/2009                                             $     48,766
                                        200,000       7.85% due 7/15/2029                                                  258,668
                                        250,000   Southwest Airlines Co., 5.125% due 3/01/2017                             234,634
                                      1,080,000   Union Pacific Corp., 5.75% due 10/15/2007                              1,112,880
                                        455,000   United Technologies Corp., 6.35% due 3/01/2011                           490,909
                                                                                                                      ------------
                                                                                                                        14,688,448
----------------------------------------------------------------------------------------------------------------------------------
Industrial - Services -                 300,000   Aramark Services, Inc., 6.375% due 2/15/2008                             313,815
2.7%                                    255,000   British Sky Broadcasting Plc, 8.20% due 7/15/2009                        287,552
                                                  COX Communications, Inc.:
                                        350,000       7.125% due 10/01/2012                                                381,708
                                        450,000       Class A, 6.80% due 8/01/2028                                         464,392
                                        200,000   CVS Corp., 4% due 9/15/2009                                              195,143
                                                  Carnival Corp.:
                                        380,000       3.75% due 11/15/2007                                                 373,451
                                        225,000       6.15% due 4/15/2008                                                  235,196
                                        300,000   Celulosa Arauco y Constitucion SA, 5.125% due 7/09/2013                  286,905
                                                  Cendant Corp.:
                                        815,000       6.875% due 8/15/2006                                                 843,518
                                        300,000       7.375% due 1/15/2013                                                 338,916
                                                  Clear Channel Communications, Inc.:
                                        275,000       4.90% due 5/15/2015                                                  247,923
                                        100,000       7.25% due 10/15/2027                                                 105,553
                                        450,000   Comcast Cable Communications, 8.875% due 5/01/2017                       568,183
                                                  Comcast Corp.:
                                        215,000       5.85% due 1/15/2010                                                  222,331
                                        570,000       7.05% due 3/15/2033                                                  637,539
                                                  Federated Department Stores:
                                         25,000       6.625% due 9/01/2008                                                  26,328
                                        135,000       6.30% due 4/01/2009                                                  141,126
                                        270,000       6.625% due 4/01/2011                                                 290,441
                                        435,000   First Data Corp., 6.375% due 12/15/2007                                  457,871
                                        470,000   Fiserv, Inc., 4% due 4/15/2008                                           463,139
                                        375,000   Gannett Co., Inc., 5.50% due 4/01/2007                                   384,277
                                        400,000   Harrah's Operating Co., Inc., 5.50% due 7/01/2010                        406,918
                                        335,000   Hewlett-Packard Co., 3.625% due 3/15/2008                                328,455
                                        352,000   Historic TW, Inc., 6.875% due 6/15/2018                                  386,996
                                        200,000   IAC/InterActiveCorp, 7% due 1/15/2013                                    211,814
                                        235,000   Kohl's Corp., 6.30% due 3/01/2011                                        252,501
                                         65,000   Lowe's Cos., Inc., 6.50% due 3/15/2029                                    72,857

Master Aggregate Bond Index Series

Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                       Face
Industry+                             Amount                  Fixed Income Securities                                        Value
----------------------------------------------------------------------------------------------------------------------------------
                                   $    450,000   Ltd. Brands, 6.125% due 12/01/2012                                  $    468,648
                                                  News America, Inc.:
                                        365,000       7.25% due 5/18/2018                                                  409,782
                                        340,000       7.28% due 6/30/2028                                                  378,652
                                        100,000   RLI Corp., 5.95% due 1/15/2014                                            98,638
                                      1,700,000   Reed Elsevier Capital, Inc., 6.125% due 8/01/2006                      1,735,411
                                         80,000   Science Applications International Corp., 5.50% due 7/01/2033             75,775
                                                  Target Corp.:
                                        888,000       10% due 1/01/2011                                                  1,097,127
                                        100,000       6.75% due 1/01/2028                                                  116,168
                                        200,000   Tele-Communications-TCI Group, 9.80% due 2/01/2012                       250,688
                                                  The Thomson Corp.:
                                        345,000       5.75% due 2/01/2008                                                  355,630
                                        325,000       4.25% due 8/15/2009                                                  318,325
                                                  Time Warner, Inc.:
                                      1,510,000       6.875% due 5/01/2012                                               1,649,047
                                        400,000       7.70% due 5/01/2032                                                  474,877
                                        375,000   UnitedHealth Group, Inc., 3.30% due 1/30/2008                            363,836
                                         90,000   United Parcel Service, Inc., 8.375% due 4/01/2020                        119,821
                                        200,000   Univision Communications, Inc., 7.85% due 7/15/2011                      227,904
                                      1,000,000   Viacom, Inc., 5.625% due 5/01/2007                                     1,023,506
                                        350,000   WR Berkley Corp., 5.125% due 9/30/2010                                   345,967
                                                  Wal-Mart Stores, Inc.:
                                      1,235,000       6.875% due 8/10/2009                                               1,345,414
                                        125,000       7.55% due 2/15/2030                                                  160,976
                                      1,250,000   Waste Management, Inc., 7.375% due 8/01/2010                           1,393,060
                                        600,000   Wyeth, 5.50% due 2/01/2014                                               610,012
                                                                                                                      ------------
                                                                                                                        21,944,112
----------------------------------------------------------------------------------------------------------------------------------
Utilities -                             825,000   AT&T Wireless Services, Inc., 8.75% due 3/01/2031                      1,088,432
Communications - 1.8%                   315,000   Alltel Corp., 7% due 7/01/2012                                           351,502
                                        470,000   America Movil SA de CV, 6.375% due 3/01/2035                             425,248
                                        900,000   Ameritech Capital Funding, 6.45% due 1/15/2018                           970,870
                                                  BellSouth Corp.:
                                        800,000       5% due 10/15/2006                                                    810,749
                                        964,000       6% due 10/15/2011                                                  1,021,182
                                        500,000       5.20% due 9/15/2014                                                  494,624
                                        170,000       6.55% due 6/15/2034                                                  181,906
                                        150,000       6% due 11/15/2034                                                    149,248
                                      1,295,000   British Telecommunications Plc, 8.375% due 12/15/2010                  1,504,530
                                        200,000   CenturyTel, Inc. Series L, 7.875% due 8/15/2012                          225,630

Master Aggregate Bond Index Series

Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                       Face
Industry+                             Amount                  Fixed Income Securities                                        Value
----------------------------------------------------------------------------------------------------------------------------------
                                                  Deutsche Telekom International Finance BV:
                                   $    800,000       3.875% due 7/22/2008                                            $    784,171
                                        384,000       5.25% due 7/22/2013                                                  385,095
                                        450,000       8.75% due 6/15/2030                                                  588,533
                                        400,000   France Telecom SA, 8.75% due 3/01/2031                                   526,461
                                                  GTE Corp.:
                                      1,100,000       6.84% due 4/15/2018                                                1,209,284
                                        255,000       6.94% due 4/15/2028                                                  275,797
                                        490,000   Royal KPN NV, 8% due 10/01/2010                                          559,650
                                        100,000   SBC Communications, Inc., 5.10% due 9/15/2014                             97,468
                                                  Sprint Capital Corp.:
                                        391,000       8.375% due 3/15/2012                                                 456,961
                                        200,000       6.90% due 5/01/2019                                                  216,613
                                        600,000       8.75% due 3/15/2032                                                  778,417
                                        750,000   Telecom Italia Capital SA, 5.25% due 11/15/2013                          740,969
                                        250,000   Telefonos de Mexico SA de CV, 4.75% due 1/27/2010 (a)                    242,971
                                        115,000   Verizon Global Funding Corp., 7.75% due 12/01/2030                       138,989
                                        525,000   Verizon Wireless Capital LLC, 5.375% due 12/15/2006                      534,842
                                                                                                                      ------------
                                                                                                                        14,760,142
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Electric &                  200,000   AGL Capital Corp., 4.45% due 4/15/2013                                   190,617
Gas - 1.1%                              270,000   AmerenEnergy Generating Co. Series F, 7.95% due 6/01/2032                342,429
                                        300,000   Australian Gas Light Co. Ltd., 5.30% due 9/25/2015 (a)                   300,090
                                        180,000   Baltimore Gas & Electric, 5.20% due 6/15/2033                            169,449
                                        115,000   Cincinnati Gas & Electric, 5.70% due 9/15/2012                           119,255
                                        500,000   Commonwealth Edison Co., 6.95% due 7/15/2018                             557,798
                                        135,000   Conectiv Series B, 5.30% due 6/01/2005                                   135,348
                                        375,000   Consolidated Edison Co. of New York Series 03-C, 5.10% due
                                                  6/15/2033                                                                355,349
                                                  Dominion Resources, Inc.:
                                        185,000       6.30% due 3/15/2033                                                  191,292
                                        541,000       Series A, 8.125% due 6/15/2010                                       618,877
                                        125,000   Entergy Mississippi, Inc., 5.15% due 2/01/2013                           123,526
                                        120,000   Exelon Corp., 6.75% due 5/01/2011                                        130,575
                                        170,000   FPL Group Capital, Inc., 7.625% due 9/15/2006                            178,430
                                        170,000   Florida Power & Light Co., 6.875% due 12/01/2005                         173,657
                                        160,000   Georgia Power Co. Series K, 5.125% due 11/15/2012                        160,983
                                        510,000   Midamerican Energy Holdings Co., 5.875% due 10/01/2012                   529,652
                                        200,000   New York State Electric & Gas Corp., 5.75% due 5/01/2023                 204,610
                                        200,000   Ohio Power Co. Series G, 6.60% due 2/15/2033                             222,973
                                        200,000   Pepco Holdings, Inc., 4% due 5/15/2010                                   192,412
                                        210,000   Plains All American Pipeline LP, 5.625% due 12/15/2013                   212,065

Master Aggregate Bond Index Series

Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                       Face
Industry+                             Amount                    Fixed Income Securities                                      Value
----------------------------------------------------------------------------------------------------------------------------------
                                   $    235,000   Progress Energy, Inc., 7.10% due 3/01/2011                          $    257,739
                                        350,000   Public Service Co. of New Mexico, 4.40% due 9/15/2008                    346,471
                                        745,000   Public Service Electric & Gas, 5.125% due 9/01/2012                      753,150
                                        170,000   South Carolina Electric & Gas, 6.70% due 2/01/2011                       187,165
                                                  Southern California Edison Co.:
                                        210,000       8% due 2/15/2007                                                     223,610
                                        125,000       5.55% due 1/15/2036                                                  121,822
                                        385,000   Southern California Gas Co., 4.80% due 10/01/2012                        381,515
                                        590,000   Southern Power Co. Series B, 6.25% due 7/15/2012                         633,881
                                        150,000   TGT Pipeline LLC, 5.20% due 6/01/2018                                    143,246
                                        530,000   TXU Electric Delivery Co., 6.375% due 5/01/2012                          568,182
                                        300,000   Texas Gas Transmission Corp., 4.60% due 6/01/2015                        285,008
                                        280,000   Wisconsin Electric Power, 5.625% due 5/15/2033                           286,338
                                                                                                                      ------------
                                                                                                                         9,297,514
----------------------------------------------------------------------------------------------------------------------------------
Yankee Corporates - 1.8%                365,000   BHP Finance USA Ltd., 6.42% due 3/01/2026                                410,499
                                        730,000   Brascan Corp., 5.75% due 3/01/2010                                       751,090
                                        730,000   Burlington Resources Finance Co., 6.50% due 12/01/2011                   797,605
                                        500,000   Canadian National Railway Co., 6.375% due 10/15/2011                     541,204
                                        525,000   Canadian Natural Resources Ltd., 4.90% due 12/01/2014                    509,406
                                        120,000   Corp Nacional del Cobre de Chile - CODELCO, 6.375% due
                                                  11/30/2012 (a)                                                           128,517
                                        535,000   Corporacion Andina de Fomento, 6.875% due 3/15/2012                      588,420
                                        600,000   EnCana Corp., 4.75% due 10/15/2013                                       584,967
                                        160,000   Hydro Quebec Series GF, 8.875% due 3/01/2026                             232,649
                                        300,000   Inco Ltd., 7.75% due 5/15/2012                                           347,264
                                      1,000,000   Inter-American Development Bank, 6.80% due 10/15/2025                  1,201,109
                                                  KFW International Finance:
                                        530,000       4.75% due 1/24/2007                                                  538,464
                                      1,000,000       5.125% due 5/13/2009                                               1,028,825
                                      1,000,000   Korea Development Bank, 4.75% due 7/20/2009                              993,577
                                        570,000   National Australia Bank Ltd.. Series A, 8.60% due 5/19/2010              665,458
                                                  Nexen, Inc.:
                                        400,000       5.05% due 11/20/2013                                                 394,456
                                        190,000       5.875% due 3/10/2035                                                 181,731
                                        165,000   Noranda, Inc., 7% due 7/15/2005                                          166,741
                                        950,000   Norsk Hydro ASA, 6.36% due 1/15/2009                                   1,009,798
                                                  Pemex Project Funding Master Trust:
                                      1,025,000       8.85% due 9/15/2007 (a)                                            1,113,150
                                        405,000       9.125% due 10/13/2010                                                467,775
                                         40,000       8.625% due 2/01/2022                                                  45,450
                                        345,000   Potash Corp. of Saskatchewan Inc., 7.75% due 5/31/2011                   395,747

Master Aggregate Bond Index Series

Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                       Face
Industry+                             Amount                      Fixed Income Securities                                    Value
----------------------------------------------------------------------------------------------------------------------------------
                                   $    200,000   Santander Central Hispano Issuances Ltd., 7.625% due 9/14/2010      $    226,231
                                        565,000   Unilever Capital Corp., 7.125% due 11/01/2010                            632,800
                                                  Vodafone Group Plc:
                                        530,000       7.75% due 2/15/2010                                                  598,594
                                        185,000       7.875% due 2/15/2030                                                 236,179
                                                                                                                      ------------
                                                                                                                        14,787,706
----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Fixed Income Securities (Cost - $195,876,950) - 24.0%          198,287,606
----------------------------------------------------------------------------------------------------------------------------------
                                                                      Capital Trusts
----------------------------------------------------------------------------------------------------------------------------------
Banking - 0.0%                          250,000   HBOS Plc, 5.375% (a)(b)(c)                                               250,313
----------------------------------------------------------------------------------------------------------------------------------
Yankee Corporates - 0.0%                 75,000   Pemex Project Funding Master Trust, 7.375% due 12/15/2014                 80,250
----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Capital Trusts (Cost - $327,247) - 0.0%                            330,563
----------------------------------------------------------------------------------------------------------------------------------
State                                                                Municipal Bonds
----------------------------------------------------------------------------------------------------------------------------------
Illinois                                700,000   Illinois State, GO, 5.10% due 6/01/2033                                  668,003
----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Municipal Bonds (Cost - $636,690) - 0.1%                           668,003
----------------------------------------------------------------------------------------------------------------------------------
                                                                  Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
Commercial Paper**                    6,000,000   Rabobank USA Financial Corp., 2.69% due 4/13/2005                      5,994,620
----------------------------------------------------------------------------------------------------------------------------------
                                     Beneficial
                                       Interest
----------------------------------------------------------------------------------------------------------------------------------
                                   $ 18,937,625   Merrill Lynch Liquidity Series, LLC Money Market Series (d)(e)        18,937,625
----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Short-Term Securities (Cost - $24,932,245) - 3.0%               24,932,245
----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Investments (Cost - $926,844,399***) - 112.3%                  928,860,594

                                                  Liabilities in Excess of Other Assets - (12.3%)                     (101,612,846)
                                                                                                                      ------------
                                                  Net Assets - 100.0%                                                 $827,247,748
                                                                                                                      ============

+ For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
* Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
** Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Series.
*** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 926,964,970
                                                                  =============
      Gross unrealized appreciation                               $  10,164,792
      Gross unrealized depreciation                                  (8,269,168)
                                                                  -------------
      Net unrealized appreciation                                 $   1,895,624
                                                                  =============

Master Aggregate Bond Index Series

Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(b)   The security is a perpetual bond and has no definite maturity date.
(c)   Floating rate note.
(d) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------------------------------------------
                                                                                                   Interest/Dividend
      Affiliate                                                                    Net Activity          Income
      --------------------------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Money Market Series                      $ 18,937,625            $   3,947
      Merrill Lynch Premier Institutional Fund                                      (12,139,250)           $   4,397
      --------------------------------------------------------------------------------------------------------------

(e)   Security was purchased with the cash proceeds from securities loans.
(f) Represents or includes a "to-be-announced" (TBA) transaction. The Series has committed to purchase securities for which all specific information is not available at this time.
(g)   Security, or a portion of security, is on loan.

      Swaps outstanding as of March 31, 2005 were as follows:

      ---------------------------------------------------------------------------------------------------------------
                                                                                       Notional           Unrealized
                                                                                        Amount           Appreciation
      ---------------------------------------------------------------------------------------------------------------
      Receive (pay) a variable return based on the change in the Lehman
      Brothers CMBS Investment Grade Index Total Return and pay a floating rate based on 1-month USD LIBOR, minus .18%

      Broker, UBS Warburg
      Expires September 2005                                                         $ 26,000,000             --
      ---------------------------------------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Aggregate Bond Index Fund of Merrill Lynch Index Funds, Inc. and Master Aggregate Bond Index Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer
    Merrill Lynch Aggregate Bond Index Fund of Merrill Lynch Index Funds, Inc. and Master Aggregate Bond Index Series of Quantitative Master Series Trust

Date: May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Aggregate Bond Index Fund of Merrill Lynch Index Funds, Inc. and Master Aggregate Bond Index Series of Quantitative Master Series Trust

Date: May 23, 2005

By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Aggregate Bond Index Fund of Merrill Lynch Index Funds, Inc. and Master Aggregate Bond Index Series of Quantitative Master Series Trust

Date: May 23, 2005